Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Concorde Wealth Management Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Concorde Wealth Management Fund
Account Value	$ 17,939	$ 16,200	$ 14,800	$ 15,735	$ 14,621	$ 10,038	$ 11,251	$ 10,484	$ 10,021	$ 9,153	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
Concorde Blended [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Concorde Blended
Account Value	$ 16,465	$ 15,463	$ 14,035	$ 14,602	$ 14,143	$ 11,407	$ 11,882	$ 11,309	$ 10,931	$ 10,064	$ 10,000